HSBC Holdings balance sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	$ 49,804	$ 45,553
Derivatives	196,882	307,726
Loans and advances to HSBC undertakings	83,136	81,616
Financial investments	446,274	490,693
Prepayments, accrued income and other assets	139,982	156,412
Current tax assets	970	954
Investments in subsidiaries		30,700
Total assets	2,957,939	2,984,164
Liabilities
Financial liabilities designated at fair value	145,502	157,439
Derivatives	191,064	303,001
Debt securities in issue	78,557	95,492
Accruals, deferred income and other liabilities	123,778	128,624
Subordinated liabilities	20,487	21,951
Current tax liabilities	698	690
Deferred tax liabilities	4,673	4,313
Total liabilities	2,751,162	2,779,169
Equity
Called up share capital	10,316	10,347
Share premium account	14,602	14,277
Other equity instruments	22,414	22,414
Merger and other reserves	6,460	8,833
Retained earnings	144,458	140,572
Total equity	206,777	204,995
Total liabilities and equity	2,957,939	2,984,164
Issued by HSBC Holdings
Assets
Cash and balances with HSBC undertakings	2,590	2,913
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	51,408	65,253
Derivatives	2,811	4,698
Loans and advances to HSBC undertakings	25,108	10,443
Financial investments	26,194	17,485
Prepayments, accrued income and other assets	1,513	1,445
Current tax assets	122	0
Investments in subsidiaries	163,211	160,660
Intangible assets	215	276
Total assets	273,172	263,173
Liabilities
Amounts owed to HSBC undertakings	111	330
Financial liabilities designated at fair value	32,418	25,664
Derivatives	1,220	3,060
Debt securities in issue	67,483	64,029
Accruals, deferred income and other liabilities	4,240	4,865
Subordinated liabilities	17,059	17,916
Current tax liabilities	0	71
Deferred tax liabilities	311	438
Total liabilities	122,842	116,373
Equity
Called up share capital	10,316	10,347
Share premium account	14,602	14,277
Other equity instruments	22,414	22,414
Merger and other reserves	37,882	34,757
Retained earnings	65,116	65,005
Total equity	150,330	146,800
Total liabilities and equity	$ 273,172	$ 263,173